UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04494

The Gabelli Asset Fund
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund and the Standard & Poor’s (“S&P”) 500 Index increased 1.2%. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2015.

Comparative Results

	Average Annual Returns through June 30, 2015 (a) (Unaudited)					Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(3/3/86)
Class AAA (GABAX)	1.16%	0.80%	15.49%	8.67%	7.64%	12.23%
S&P 500 Index	1.23	7.42	17.34	7.89	4.36	10.32(d)
Dow Jones Industrial Average	0.04	7.17	15.34	8.28	6.06	11.15(d)
Nasdaq Composite Index	5.99	14.59	20.27	10.47	2.51	9.25(d)
Class A (GATAX)	1.16	0.80	15.49	8.67	7.64	12.23
With sales charge (b)	(4.66)	(4.99)	14.14	8.03	7.22	11.99
Class C (GATCX)	0.77	0.05	14.64	7.86	7.03	11.90
With contingent deferred sales charge (c)	(0.23)	(0.95)	14.64	7.86	7.03	11.90
Class I (GABIX)	1.29	1.06	15.78	8.87	7.78	12.30

In the current prospectuses dated April 30, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. See page 15 for the expense ratios for the six months ended June 30, 2015. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2015 through June 30, 2015	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/15	Ending Account Value 06/30/15	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,011.60	1.35%	$ 6.73
Class A	$1,000.00	$1,011.60	1.35%	$ 6.73
Class C	$1,000.00	$1,007.70	2.10%	$10.45
Class I	$1,000.00	$1,012.90	1.10%	$ 5.49
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.10	1.35%	$ 6.76
Class A	$1,000.00	$1,018.10	1.35%	$ 6.76
Class C	$1,000.00	$1,014.38	2.10%	$10.49
Class I	$1,000.00	$1,019.34	1.10%	$ 5.51

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2015:

The Gabelli Asset Fund

Food and Beverage	11.9%
Financial Services	9.4%
Cable and Satellite	7.6%
Entertainment	7.5%
Equipment and Supplies	6.9%
Health Care	5.3%
Automotive: Parts and Accessories	4.7%
Energy and Utilities	4.5%
Consumer Products	4.4%
Diversified Industrial	4.3%
Retail	3.5%
Machinery	3.1%
Business Services	2.9%
Aviation: Parts and Services	2.4%
Consumer Services	2.1%
Telecommunications	2.1%
Specialty Chemicals	1.8%
Computer Software and Services	1.8%
Aerospace	1.6%
Broadcasting	1.5%
Electronics	1.5%
Environmental Services	1.4%
Metals and Mining	1.4%

Hotels and Gaming	1.3%
Publishing	0.9%
Automotive	0.7%
Wireless Communications	0.7%
Agriculture	0.6%
Transportation	0.5%
Communications Equipment	0.3%
US Treasury Bills	0.3%
Real Estate	0.3%
Building and Construction	0.3%
Real Estate Investment Trusts	0.2%
Computer Hardware	0.2%
Manufactured Housing and Recreational Vehicles	0.1%
Closed-End Funds	0.0%*
Airlines	0.0%*
Home Furnishings	0.0%*
Other Assets and Liabilities (Net)	(0.0)%*
100.0%

*	Amount represents less than (0.05)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.7%
	Aerospace — 1.6%
580,000	Aerojet Rocketdyne Holdings Inc.†	$1,952,181	$11,953,800
50,000	B/E Aerospace Inc.	2,773,448	2,745,000
5,000	Lockheed Martin Corp.	147,750	929,500
6,000	Northrop Grumman Corp.	268,238	951,780
2,096,100	Rolls-Royce Holdings plc	15,761,731	28,653,243
295,550,100	Rolls-Royce Holdings plc, Cl. C†	444,490	464,380
58,000	The Boeing Co.	3,571,866	8,045,760

		24,919,704	53,743,463

	Agriculture — 0.6%
290,000	Archer Daniels Midland Co.	3,482,922	13,983,800
38,000	Monsanto Co.	632,386	4,050,420
6,500	Potash Corp of Saskatchewan Inc.	29,744	201,305
25,000	The Mosaic Co.	438,683	1,171,250

		4,583,735	19,406,775

	Airlines — 0.0%
20,000	American Airlines Group Inc.	542,220	798,700
100,000	American Airlines Group Inc., Escrow†	1,464	135,000

		543,684	933,700

	Automotive — 0.7%
50,000	General Motors Co.	1,587,900	1,666,500
663,000	Navistar International Corp.†	16,058,472	15,003,690
93,000	PACCAR Inc.	476,625	5,934,330
3,000	Volkswagen AG	119,556	694,163

		18,242,553	23,298,683

	Automotive: Parts and Accessories — 4.7%
200,400	BorgWarner Inc.	871,515	11,390,736
280,000	Brembo SpA	3,004,929	11,943,187
94,000	CLARCOR Inc.	602,883	5,850,560
590,600	Dana Holding Corp.	6,922,819	12,154,548
161,702	Federal-Mogul Holdings Corp.†	2,374,789	1,835,318
526,000	Genuine Parts Co.	14,377,768	47,092,780
417,500	Johnson Controls Inc.	4,424,042	20,678,775
110,000	Modine Manufacturing Co.†	1,124,788	1,180,300
135,500	O’Reilly Automotive Inc.†	5,415,440	30,620,290
73,000	Standard Motor Products Inc.	635,157	2,563,760
190,000	Superior Industries International Inc.	3,743,354	3,478,900
86,400	Tenneco Inc.†	2,393,321	4,962,816
45,000	Visteon Corp.†	4,403,885	4,724,100

		50,294,690	158,476,070

	Aviation: Parts and Services — 2.4%
960,000	BBA Aviation plc	2,458,822	4,550,814

Shares		Cost	Market Value
389,500	Curtiss-Wright Corp.	$2,755,595	$28,215,380
121,100	Kaman Corp.	1,946,448	5,078,934
48,000	KLX Inc.†.	2,002,157	2,118,240
194,500	Precision Castparts Corp.	1,920,448	38,874,715

		11,083,470	78,838,083

	Broadcasting — 1.5%
301,800	CBS Corp., Cl. A, Voting	3,522,709	17,323,320
18,000	Cogeco Inc.	342,623	826,211
26,666	Corus Entertainment Inc., New York, Cl. B	43,320	356,044
13,334	Corus Entertainment Inc., Toronto, Cl. B	21,662	177,965
120,000	ITV plc	412,918	496,449
47,500	Liberty Broadband Corp., Cl. A†	203,538	2,421,075
133,682	Liberty Broadband Corp., Cl. C†	2,272,245	6,839,171
195,000	Liberty Media Corp., Cl. A†	784,836	7,027,800
292,000	Liberty Media Corp., Cl. C†	1,331,888	10,482,800
10,000	Naspers Ltd., Cl. N	393,199	1,557,620
5,000	Pandora Media Inc.†	127,505	77,700
40,000	Sky plc	589,772	651,750
366,000	Television Broadcasts Ltd.	1,680,508	2,171,953
40,000	Tokyo Broadcasting System Holdings Inc.	560,409	552,682

		12,287,132	50,962,540

	Building and Construction — 0.3%
39,000	Assa Abloy AB, Cl. B	667,259	734,380
177,000	Fortune Brands Home & Security Inc.	2,410,362	8,110,140
27,000	Layne Christensen Co.†	443,591	241,650

		3,521,212	9,086,170

	Business Services — 2.9%
12,000	ACCO Brands Corp.†	77,821	93,240
61,000	Ascent Capital Group Inc., Cl. A†	2,068,802	2,607,140
8,093	Blackhawk Network Holdings Inc.†	192,188	333,432
102,100	Blucora Inc.†	1,687,639	1,648,915
200,000	Clear Channel Outdoor Holdings Inc., Cl. A	830,178	2,026,000
117,600	Ecolab Inc.	1,071,167	13,297,032
15,000	Edenred	273,621	370,660
140,000	Fly Leasing Ltd., ADR	1,860,448	2,198,000
60,000	Landauer Inc.	370,683	2,138,400
325,000	Live Nation Entertainment Inc.†	3,465,785	8,934,250
105,000	Macquarie Infrastructure Corp.	4,370,398	8,676,150
236,000	MasterCard Inc., Cl. A	1,642,847	22,061,280

See accompanying notes to financial statements.

5

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
20,000	MOCON Inc.	$275,441	$319,000
2,000	MSC Industrial Direct Co. Inc., Cl. A	143,139	139,540
244,000	The Brink’s Co.	6,696,564	7,180,920
1,080,000	The Interpublic Group of Companies Inc.	11,437,815	20,811,600
24,000	Vectrus Inc.†	116,767	596,880
64,000	Visa Inc., Cl. A	847,361	4,297,600

		37,428,664	97,730,039

	Cable and Satellite — 7.6%
214,400	AMC Networks Inc., Cl. A†	322,128	17,548,640
1,675,600	Cablevision Systems Corp., Cl. A	2,626,080	40,113,864
5,000	Charter Communications Inc., Cl. A†	248,724	856,250
160,000	Comcast Corp., Cl. A	2,208,213	9,622,400
240,000	Comcast Corp., Cl. A, Special	5,529,197	14,385,600
60,000	DigitalGlobe Inc.†	1,431,670	1,667,400
545,000	DIRECTV†	5,784,011	50,570,550
305,200	DISH Network Corp., Cl. A†	6,548,198	20,665,092
111,000	EchoStar Corp., Cl. A†	3,482,632	5,403,480
147,900	Liberty Global plc, Cl. A†	629,500	7,996,953
550,000	Liberty Global plc, Cl. C†	6,629,925	27,846,500
905,000	Rogers Communications Inc., New York, Cl. B	5,888,085	32,154,650
50,000	Rogers Communications Inc., Toronto, Cl. B	229,821	1,773,419
212,000	Scripps Networks Interactive Inc., Cl. A	7,114,143	13,858,440
124,000	Shaw Communications Inc., New York, Cl. B	240,822	2,701,960
120,000	Shaw Communications Inc., Toronto, Cl. B	164,952	2,613,291
30,000	Time Warner Cable Inc.	2,840,154	5,345,100

		51,918,255	255,123,589

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.	99,328	94,875
79,500	Royce Value Trust Inc.	972,272	1,096,305

		1,071,600	1,191,180

	Communications Equipment — 0.3%
365,000	Corning Inc.	2,397,225	7,201,450
53,000	Harris Corp.	4,210,673	4,076,230

		6,607,898	11,277,680

	Computer Hardware — 0.2%
187,000	Hewlett-Packard Co.	4,072,910	5,611,870
2,000	Wincor Nixdorf AG	95,283	78,664

		4,168,193	5,690,534

Shares		Cost	Market Value
	Computer Software and Services — 1.8%
247,000	Diebold Inc.	$8,301,634	$8,645,000
20,000	DST Systems Inc.	1,423,968	2,519,600
95,000	EarthLink Holdings Corp.	471,522	711,550
186,000	eBay Inc.†	9,281,715	11,204,640
55,400	Fidelity National Information Services Inc.	1,049,594	3,423,720
1,600	Google Inc., Cl. A†	518,799	864,064
4,600	Google Inc., Cl. C†	2,107,056	2,394,346
159,000	Internap Corp.†	1,084,696	1,470,750
3,000	InterXion Holding NV†	69,432	82,950
25,000	Microsoft Corp.	801,304	1,103,750
158,000	NCR Corp.†	3,881,033	4,755,800
75,000	RealD Inc.†	655,039	924,750
86,000	Rockwell Automation Inc.	2,955,032	10,719,040
267,000	Yahoo! Inc.†	5,705,867	10,490,430

		38,306,691	59,310,390

	Consumer Products — 4.4%
95,000	Avon Products Inc.	1,447,943	594,700
30,000	Brunswick Corp.	735,843	1,525,800
11,000	Christian Dior SE	307,335	2,147,317
220,400	Church & Dwight Co. Inc.	683,874	17,881,052
195,000	Coty Inc., Cl. A	3,062,444	6,234,150
387,000	Energizer Holdings Inc.	25,350,022	50,909,850
3,400	Givaudan SA	1,182,809	5,883,951
30,000	Harley-Davidson Inc.	75,563	1,690,500
2,000	Hermes International	694,184	746,059
7,000	National Presto Industries Inc.	205,867	562,240
48,000	Reckitt Benckiser Group plc	1,521,921	4,139,023
100,000	Sally Beauty Holdings Inc.†	800,712	3,158,000
4,000	Stanley Black & Decker Inc.	322,923	420,960
10,000	Svenska Cellulosa AB, Cl. A	169,715	255,131
50,000	Svenska Cellulosa AB, Cl. B	709,301	1,271,434
1,046,400	Swedish Match AB	11,543,026	29,764,244
10,000	Syratech Corp.†	2,000	30
4,000	The Estee Lauder Companies Inc., Cl. A	180,995	346,640
210,000	The Procter & Gamble Co.	7,286,375	16,430,400
65,000	Unilever plc, ADR	2,155,477	2,792,400
47,000	Wolverine World Wide Inc.	218,575	1,338,560

		58,656,904	148,092,441

	Consumer Services — 2.1%
5,000	Allegion plc	50,325	300,700
100,000	IAC/InterActiveCorp.	1,106,208	7,966,000
480,600	Liberty Interactive Corp. QVC Group, Cl. A†	3,107,019	13,336,650
51,500	Liberty TripAdvisor Holdings Inc., Cl. A†	346,033	1,659,330
129,000	Liberty Ventures, Cl. A†	954,511	5,065,830
1,204,150	Rollins Inc.	2,810,775	34,354,400

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
185,000	The ADT Corp.	$6,918,242	$6,210,450

		15,293,113	68,893,360

	Diversified Industrial — 4.3%
2,000	Acuity Brands Inc.	23,604	359,960
5,000	Anixter International Inc.†	45,044	325,750
50,000	Blount International Inc.†	653,470	546,000
356,700	Crane Co.	5,836,277	20,948,991
115,000	Eaton Corp. plc	5,671,725	7,761,350
80,800	Greif Inc., Cl. A	758,896	2,896,680
253,000	Greif Inc., Cl. B	13,820,773	10,246,500
409,500	Honeywell International Inc.	12,943,729	41,756,715
5,000	HRG Group Inc.†	65,200	65,000
25,000	Ingersoll-Rand plc	370,237	1,685,500
260,000	ITT Corp.	2,436,504	10,878,400
30,000	Jardine Matheson Holdings Ltd.	1,557,901	1,702,500
127,500	Jardine Strategic Holdings Ltd.	3,053,361	3,859,425
154,300	Katy Industries Inc.†	183,765	509,190
17,000	Magnetek Inc.†	306,600	584,970
245,000	Myers Industries Inc.	1,533,959	4,655,000
12,000	Nortek Inc.†	462,854	997,560
30,000	Pentair plc	1,039,405	2,062,500
18,000	Sulzer AG	1,670,804	1,851,115
178,000	Textron Inc.	2,231,552	7,944,140
329,000	Toray Industries Inc.	2,366,464	2,783,670
222,000	Trinity Industries Inc.	1,098,120	5,867,460
334,200	Tyco International plc	7,486,594	12,860,016
4,000	Waters Corp.†	299,744	513,520

		65,916,582	143,661,912

	Electronics — 1.5%
160,000	Cypress Semiconductor Corp.	1,455,699	1,881,600
31,000	Dolby Laboratories Inc., Cl. A	1,273,717	1,230,080
12,800	Kyocera Corp., ADR	189,423	666,112
1,500	Mettler-Toledo International Inc.†	212,220	512,190
2,500	Samsung Electronics Co. Ltd., GDR	454,399	1,426,250
955,000	Sony Corp., ADR†	19,300,926	27,112,450
41,000	TE Connectivity Ltd.	1,075,187	2,636,300
208,000	Texas Instruments Inc.	4,989,553	10,714,080
25,000	Thermo Fisher Scientific Inc.	3,077,409	3,244,000

		32,028,533	49,423,062

	Energy and Utilities — 4.5%
11,000	Anadarko Petroleum Corp.	652,895	858,660
145,000	BP plc, ADR	3,780,206	5,794,200
12,000	Cameron International Corp.†	629,192	628,440
181,000	Chevron Corp.	6,867,930	17,461,070

Shares		Cost	Market Value
220,000	ConocoPhillips	$4,737,744	$13,510,200
70,000	CONSOL Energy Inc.	2,586,048	1,521,800
113,000	Devon Energy Corp.	1,571,968	6,722,370
15,000	Edison International	255,000	833,700
219,000	El Paso Electric Co.	2,853,332	7,590,540
113,000	EOG Resources Inc.	258,756	9,893,150
235,000	Exxon Mobil Corp.	6,117,454	19,552,000
20,000	FirstEnergy Corp.	341,107	651,000
130,000	GenOn Energy Inc., Escrow†	0	0
168,000	Halliburton Co.	5,482,110	7,235,760
75,000	Kinder Morgan Inc.	1,425,819	2,879,250
277,900	National Fuel Gas Co.	14,217,136	16,365,531
18,000	NextEra Energy Inc.	887,446	1,764,540
56,400	Oceaneering International Inc.	1,485,871	2,627,676
30,000	Patterson-UTI Energy Inc.	535,891	564,450
5,000	Phillips 66	189,129	402,800
198,000	Rowan Companies plc, Cl. A	7,381,365	4,179,780
36,000	Royal Dutch Shell plc, Cl. A, ADR	2,166,937	2,052,360
100,000	SJW Corp.	1,531,712	3,069,000
149,500	Southwest Gas Corp.	2,586,286	7,954,895
140,000	Spectra Energy Corp.	3,312,250	4,564,000
100,000	The AES Corp.	361,000	1,326,000
30,000	Wartsila OYJ Abp	1,614,554	1,405,383
785,000	Weatherford International plc†	12,055,278	9,631,950

		85,884,416	151,040,505

	Entertainment — 7.5%
195,500	Discovery Communications Inc., Cl. A†	1,037,519	6,502,330
531,500	Discovery Communications Inc., Cl. C†	2,316,000	16,519,020
16,000	DreamWorks Animation SKG Inc., Cl. A†	328,323	422,080
4,500	Electronic Arts Inc.†	53,891	299,250
808,400	Grupo Televisa SAB, ADR	10,692,770	31,382,088
475,000	Media General Inc.†	4,293,066	7,847,000
128,400	Starz, Cl. A†	41,186	5,742,048
426,300	The Madison Square Garden Co., Cl. A†	1,034,829	35,591,787
282,001	Time Warner Inc.	7,501,863	24,649,707
2,143,900	Twenty-First Century Fox Inc., Cl. A	13,754,644	69,773,226
181,000	Twenty-First Century Fox Inc., Cl. B	3,845,198	5,831,820
452,500	Viacom Inc., Cl. A	13,778,478	29,353,675
25,000	Viacom Inc., Cl. B	1,051,735	1,616,000
665,000	Vivendi SA	12,552,696	16,773,646

		72,282,198	252,303,677

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Environmental Services — 1.4%
75,000	Progressive Waste Solutions Ltd.	$1,669,411	$2,013,750
647,300	Republic Services Inc.	8,678,543	25,354,741
20,000	Waste Connections Inc.	632,503	942,400
400,000	Waste Management Inc.	7,927,060	18,540,000

		18,907,517	46,850,891

	Equipment and Supplies — 6.9%
1,121,900	AMETEK Inc.	1,864,099	61,457,682
12,000	Amphenol Corp., Cl. A	23,163	695,640
10,000	AZZ Inc.	370,300	518,000
94,000	CIRCOR International Inc.	936,140	5,125,820
120,000	Crown Holdings Inc.†	540,996	6,349,200
168,000	CTS Corp.	1,022,835	3,237,360
8,000	Danaher Corp.	70,641	684,720
690,900	Donaldson Co. Inc.	2,234,804	24,734,220
566,000	Flowserve Corp.	3,180,078	29,805,560
57,000	Graco Inc.	2,961,863	4,048,710
170,000	GrafTech International Ltd.†	1,150,041	843,200
670,400	IDEX Corp.	2,502,188	52,680,032
130,000	Interpump Group SpA	532,270	2,098,598
16,000	Lawson Products Inc.†	267,152	375,680
136,000	Mueller Industries Inc.	3,654,363	4,721,920
16,000	SEACOR Holdings Inc.†	1,141,617	1,135,040
180,000	Sealed Air Corp.	3,933,222	9,248,400
2,000	SL Industries Inc.†	5,719	77,220
93,000	The Manitowoc Co. Inc.	227,538	1,822,800
53,000	The Timken Co.	1,985,549	1,938,210
15,000	The Toro Co.	521,813	1,016,700
80,000	The Weir Group plc	336,631	2,133,115
24,000	Valmont Industries Inc.	194,128	2,852,880
273,200	Watts Water Technologies Inc., Cl. A	3,194,419	14,165,420

		32,851,569	231,766,127

	Financial Services — 9.4%
14,600	Alleghany Corp.†	2,355,315	6,843,896
73,000	AllianceBernstein Holding LP	1,205,300	2,155,690
596,600	American Express Co.	18,051,038	46,367,752
3,500	Ameriprise Financial Inc.	112,007	437,255
1,000	Aon plc	96,480	99,680
31,900	Argo Group International Holdings Ltd.	926,320	1,776,830
52,000	Bank of America Corp.	453,096	885,040
204	Berkshire Hathaway Inc., Cl. A†	759,121	41,789,400
75,000	BKF Capital Group Inc.†	419,241	89,250
45,000	Calamos Asset Management Inc., Cl. A	512,984	551,250
65,000	Citigroup Inc.	2,290,500	3,590,600
30,000	Cullen/Frost Bankers Inc.	2,349,239	2,357,400

Shares		Cost	Market Value
50,000	First Niagara Financial Group Inc.	$577,484	$472,000
170,000	Fortress Investment Group LLC, Cl. A	1,001,121	1,241,000
134,000	GAM Holding AG	1,850,414	2,816,300
243,000	H&R Block Inc.	4,822,176	7,204,950
52,000	Interactive Brokers Group Inc., Cl. A	868,296	2,161,120
400,000	Janus Capital Group Inc.	3,716,565	6,848,000
252,000	JPMorgan Chase & Co.	10,118,295	17,075,520
95,900	Kinnevik Investment AB, Cl. A	2,113,575	3,077,185
150,000	Kinnevik Investment AB, Cl. B	4,043,393	4,742,547
245,750	KKR & Co. LP	4,441,470	5,615,388
344,000	Legg Mason Inc.	8,607,322	17,726,320
62,000	LendingTree Inc.†	494,703	4,873,820
37,000	Leucadia National Corp.	345,138	898,360
61,000	Loews Corp.	2,549,267	2,349,110
42,000	M&T Bank Corp.	3,017,681	5,247,060
127,000	Marsh & McLennan Companies Inc.	3,681,127	7,200,900
10,000	Morgan Stanley	322,077	387,900
76,000	Northern Trust Corp.	3,606,867	5,810,960
30,000	Popular Inc.†	593,108	865,800
134,200	State Street Corp.	3,337,808	10,333,400
20,000	SunTrust Banks Inc.	424,879	860,400
52,000	T. Rowe Price Group Inc.	1,121,438	4,041,960
666,900	The Bank of New York Mellon Corp.	19,020,332	27,989,793
47,000	The Blackstone Group LP	725,174	1,920,890
13,500	The Goldman Sachs Group Inc.	1,573,808	2,818,665
160,000	The Hartford Financial Services Group Inc.	5,004,166	6,651,200
141,000	The PNC Financial Services Group Inc.	8,138,979	13,486,650
10,000	Value Line Inc.	137,382	103,800
25,000	W. R. Berkley Corp.	912,248	1,298,250
155,000	Waddell & Reed Financial Inc., Cl. A	3,242,505	7,333,050
634,400	Wells Fargo & Co.	19,136,017	35,678,656

		149,075,456	316,074,997

	Food and Beverage — 11.9%
509,700	Brown-Forman Corp., Cl. A	6,141,105	56,790,774
135,000	Brown-Forman Corp., Cl. B	2,756,842	13,524,300
58,000	Campbell Soup Co.	1,644,057	2,763,700
400,000	China Mengniu Dairy Co. Ltd.	1,191,136	1,994,440
36,000	Chr. Hansen Holding A/S	1,518,352	1,756,452
26,000	Coca-Cola Enterprises Inc.	508,677	1,129,440
16,500	Coca-Cola HBC AG	231,193	354,660
348,000	ConAgra Foods Inc.	11,090,703	15,214,560

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
77,500	Constellation Brands Inc., Cl. A	$1,800,627	$8,991,550
12,000	Core-Mark Holding Co. Inc.	279,415	711,000
30,000	Crimson Wine Group Ltd.†	231,103	280,500
275,000	Danone SA	13,071,987	17,778,825
846,200	Davide Campari-Milano SpA	4,838,535	6,438,622
317,000	Diageo plc, ADR	12,625,958	36,784,680
84,348	Diamond Foods Inc.†	1,692,775	2,646,840
199,000	Dr Pepper Snapple Group Inc.	4,834,539	14,507,100
80,000	Farmer Brothers Co.†	983,002	1,880,000
320,000	Flowers Foods Inc.	561,866	6,768,000
41,000	Fomento Economico Mexicano SAB de CV, ADR	1,407,018	3,652,690
519,000	General Mills Inc.	9,976,558	28,918,680
2,300,000	Grupo Bimbo SAB de CV, Cl. A†	1,002,890	5,942,612
10,000	Heineken Holding NV	407,450	701,799
112,500	Heineken NV	5,483,878	8,537,398
20,000	Heineken NV, ADR	481,150	763,400
30,000	Ingredion Inc.	360,000	2,394,300
190,100	ITO EN Ltd.	4,191,628	3,988,861
15,000	John Bean Technologies Corp.	239,585	563,850
70,000	Kellogg Co.	3,189,088	4,389,000
79,300	Kerry Group plc, Cl. A	1,029,138	5,841,985
29,500	Keurig Green Mountain Inc.	713,869	2,260,585
475,400	Kikkoman Corp.	5,495,500	14,858,071
55,000	Kraft Foods Group Inc.	3,447,697	4,682,700
19,800	LVMH Moet Hennessy Louis Vuitton SE	701,483	3,468,940
165,000	Maple Leaf Foods Inc.	3,013,197	3,129,584
14,000	MEIJI Holdings Co. Ltd.	627,828	1,807,411
444,000	Mondelēz International Inc., Cl. A	9,846,105	18,266,160
245,000	Morinaga Milk Industry Co. Ltd.	909,693	898,844
70,000	Nestlé SA	3,939,129	5,053,746
187,800	NISSIN FOODS HOLDINGS CO. LTD.	6,461,360	8,240,275
250,000	Parmalat SpA	704,668	652,746
218,000	PepsiCo Inc.	8,898,129	20,348,120
68,500	Pernod Ricard SA	6,116,972	7,911,659
142,000	Post Holdings Inc.†	3,303,399	7,658,060
93,000	Remy Cointreau SA	5,655,846	6,702,992
10,000	SABMiller plc	358,218	519,138
66,000	Snyder’s-Lance Inc.	1,500,378	2,129,820
45,000	Suntory Beverage & Food Ltd.	1,434,256	1,792,499
168,000	The Coca-Cola Co.	3,836,332	6,590,640
34,000	The Hain Celestial Group Inc.†	267,614	2,239,240

Shares		Cost	Market Value
21,000	The J.M. Smucker Co.	$729,807	$2,276,610
45,000	The WhiteWave Foods Co.†	453,697	2,199,600
600,000	Tingyi (Cayman Islands) Holding Corp.	1,488,465	1,226,077
169,000	Tootsie Roll Industries Inc.	1,665,666	5,460,390
20,000	Tyson Foods Inc., Cl. A	183,611	852,600
220,600	Yakult Honsha Co. Ltd.	5,633,932	13,086,212

		171,157,106	400,322,737

	Health Care — 5.3%
20,000	Aetna Inc.	1,216,018	2,549,200
50,000	Akorn Inc.†	2,071,831	2,183,000
227,000	Alere Inc.†	7,618,855	11,974,250
36,842	Allergan plc†	5,603,292	11,179,922
22,000	AmerisourceBergen Corp.	870,308	2,339,480
58,500	Amgen Inc.	2,806,761	8,980,920
34,000	AngioDynamics Inc.†	356,556	557,600
15,000	Anthem Inc.	1,242,267	2,462,100
71,000	Baxter International Inc.	3,730,940	4,965,030
5,000	Becton, Dickinson and Co.	380,761	708,250
14,000	Biogen Inc.†	96,092	5,655,160
11,500	Bio-Rad Laboratories Inc., Cl. A†	1,167,292	1,732,015
475,000	BioScrip Inc.†	3,179,005	1,724,250
100,000	Boston Scientific Corp.†	679,500	1,770,000
125,000	Bristol-Myers Squibb Co.	3,218,850	8,317,500
17,000	Cepheid Inc.†	189,176	1,039,550
80,500	Chemed Corp.	4,150,904	10,553,550
35,000	Cigna Corp.	1,816,475	5,670,000
29,000	CONMED Corp.	579,537	1,689,830
53,000	DaVita HealthCare Partners Inc.†	3,199,659	4,211,910
30,000	Eli Lilly & Co.	1,057,507	2,504,700
20,000	Endo International plc†	1,560,200	1,593,000
44,000	Exactech Inc.†	671,660	916,520
40,000	Express Scripts Holding Co.†	2,593,629	3,557,600
20,000	Gerresheimer AG	1,276,756	1,246,628
70,000	HCA Holdings Inc.†	4,501,121	6,350,400
31,000	Henry Schein Inc.†	883,667	4,405,720
10,000	Humana Inc.	685,249	1,912,800
40,000	Indivior plc†	25,984	141,286
96,500	Johnson & Johnson	5,848,488	9,404,890
6,000	Laboratory Corp. of America Holdings†	531,968	727,320
20,000	McKesson Corp.	1,812,699	4,496,200
3,000	Mead Johnson Nutrition Co.	178,673	270,660
43,020	Medtronic plc	3,227,360	3,187,782
145,000	Merck & Co. Inc.	4,283,496	8,254,850
60,000	Mylan NV†	3,622,754	4,071,600
30,000	Myriad Genetics Inc.†	1,014,806	1,019,700
97,757	NeoGenomics Inc.†	374,489	528,865
30,432	Orthofix International NV†	1,015,782	1,007,908

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
30,000	Owens & Minor Inc.	$902,440	$1,020,000
42,000	Patterson Companies Inc.	1,298,788	2,043,300
40,000	Pfizer Inc.	665,000	1,341,200
40,000	Quality Systems Inc.	728,195	662,800
44,000	Quidel Corp.†	603,237	1,009,800
400	Regeneron Pharmaceuticals Inc.†	43,670	204,052
76,000	Roche Holding AG, ADR	1,500,123	2,665,320
32,000	Stryker Corp.	1,660,657	3,058,240
132,396	Tenet Healthcare Corp.†	4,215,313	7,663,080
36,500	UnitedHealth Group Inc.	1,961,091	4,453,000
29,000	William Demant Holding A/S†	1,359,329	2,212,301
92,000	Wright Medical Group Inc.†	1,422,728	2,415,920
21,000	Zimmer Biomet Holdings Inc.	1,489,483	2,293,830
13,000	Zoetis Inc.	585,857	626,860

		97,776,278	177,531,649

	Home Furnishings — 0.0%
100,000	Blyth Inc.†	1,379,715	635,000

	Hotels and Gaming — 1.3%
17,000	Accor SA	583,813	857,979
57,000	Belmond Ltd., Cl. A†	909,800	711,930
20,500	Churchill Downs Inc.	892,391	2,563,525
730,000	Genting Singapore plc	980,663	485,095
10,000	Homeinns Hotel Group, ADR†	159,080	309,200
47,000	Hyatt Hotels Corp., Cl. A†	1,847,087	2,664,430
55,000	Interval Leisure Group Inc.	474,329	1,256,750
300,000	Ladbrokes plc	642,875	611,841
82,000	Las Vegas Sands Corp.	319,182	4,310,740
5,286,375	Mandarin Oriental International Ltd.	9,406,174	8,326,041
400,000	MGM Resorts International†	4,094,351	7,300,000
4,500	Pinnacle Entertainment Inc.†	29,602	167,760
89,000	Starwood Hotels & Resorts Worldwide Inc.	1,747,018	7,217,010
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,722,562	2,776,219
85,000	Universal Entertainment Corp.	648,689	1,921,763
10,000	Wyndham Worldwide Corp.	249,886	819,100
11,000	Wynn Resorts Ltd.	858,342	1,085,370

		26,565,844	43,384,753

	Machinery — 3.1%
121,500	Caterpillar Inc.	799,951	10,305,630
280,000	CNH Industrial NV, Brsaltaliana	2,940,908	2,553,457
1,494,168	CNH Industrial NV, New York	11,948,336	13,865,879
495,000	Deere & Co.	3,734,565	48,039,750
11,000	Kennametal Inc.	422,916	375,320

Shares		Cost	Market Value
26,000	Mueller Water Products Inc., Cl. A	$192,104	$236,600
750,000	Xylem Inc.	10,158,027	27,802,500
15,000	Zebra Technologies Corp., Cl. A†	455,812	1,665,750

		30,652,619	104,844,886

	Manufactured Housing and Recreational Vehicles — 0.1%
31,500	Cavco Industries Inc.†	596,101	2,376,360
40,000	Nobility Homes Inc.†	596,552	409,000
43,000	Skyline Corp.†	325,261	126,420

		1,517,914	2,911,780

	Metals and Mining — 1.4%
58,000	Agnico Eagle Mines Ltd.	1,894,729	1,645,460
400,000	Alcoa Inc.	3,989,429	4,460,000
310,000	Barrick Gold Corp.	5,789,152	3,304,600
75,000	Cliffs Natural Resources Inc.	996,681	324,750
95,000	Franco-Nevada Corp.	3,312,360	4,526,750
222,000	Freeport-McMoRan Inc.	4,613,790	4,133,640
40,000	Global Brass & Copper Holdings Inc.	671,023	680,400
50,000	Kinross Gold Corp.†	359,224	116,000
52,000	New Hope Corp. Ltd.	70,252	75,828
613,000	Newmont Mining Corp.	16,112,578	14,319,680
60,000	Peabody Energy Corp.	948,947	131,400
135,000	Royal Gold Inc.	5,957,350	8,314,650
160,000	Silver Wheaton Corp.	3,198,403	2,774,400
235,000	Turquoise Hill Resources Ltd.†	1,140,558	890,650

		49,054,476	45,698,208

	Publishing — 0.9%
3,500	Graham Holdings Co., Cl. B	2,427,005	3,762,675
110,000	Il Sole 24 Ore SpA†	152,588	86,579
18,000	Journal Media Group Inc.	45,146	149,220
136,000	McGraw Hill Financial Inc.	1,091,508	13,661,200
66,000	Meredith Corp.	1,436,874	3,441,900
235,000	News Corp., Cl. A†	999,335	3,428,650
200,000	News Corp., Cl. B†	3,009,624	2,848,000
100,000	The E.W. Scripps Co., Cl. A	898,853	2,285,000
24,000	The New York Times Co., Cl. A	220,082	327,600

		10,281,015	29,990,824

	Real Estate — 0.3%
16,500	Brookfield Asset Management Inc., Cl. A	294,496	576,345
80,000	Forest City Enterprises Inc., Cl. A†	1,587,494	1,768,000
104,000	Griffin Industrial Realty Inc.	1,510,666	3,332,160
239,000	The St. Joe Co.†	1,835,041	3,711,670

		5,227,697	9,388,175

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate Investment Trusts — 0.2%
5,000	Communications Sales & Leasing Inc.	$130,216	$123,600
14,422	Host Hotels & Resorts Inc.	290,636	285,988
70,000	Ryman Hospitality Properties Inc.	2,929,485	3,717,700
128,000	Weyerhaeuser Co.	2,681,107	4,032,000

		6,031,444	8,159,288

	Retail — 3.5%
102,000	Aaron’s Inc.	577,351	3,693,420
114,000	AutoNation Inc.†	954,122	7,179,720
108,000	Costco Wholesale Corp.	5,522,354	14,586,480
242,000	CST Brands Inc.	7,802,988	9,452,520
285,300	CVS Health Corp.	9,518,668	29,922,264
370,000	Hertz Global Holdings Inc.†	8,772,457	6,704,400
50,000	HSN Inc.	1,387,458	3,509,500
305,000	J.C. Penney Co. Inc.†	3,898,245	2,583,350
46,000	Krispy Kreme Doughnuts Inc.†	323,247	885,960
700,000	Lianhua Supermarket Holdings Ltd., Cl. H†	696,906	479,517
161,000	Macy’s Inc.	2,318,588	10,862,670
50,000	Murphy USA Inc.†	2,116,203	2,791,000
11,000	Outerwall Inc.	587,090	837,210
53,100	Penske Automotive Group Inc.	2,415,812	2,767,041
14,857	Rush Enterprises Inc., Cl. B†	337,936	356,568
50,000	The Cheesecake Factory Inc.	1,484,808	2,726,750
35,000	The Home Depot Inc.	1,088,008	3,889,550
64,600	The Kroger Co.	392,933	4,684,146
44,000	Walgreens Boots Alliance Inc.	2,204,202	3,715,360
100,000	Whole Foods Market Inc.	1,271,571	3,944,000

		53,670,947	115,571,426

	Specialty Chemicals — 1.8%
21,000	Airgas Inc.	1,372,994	2,221,380
12,000	Ashland Inc.	554,027	1,462,800
220,000	Chemtura Corp.†	4,656,710	6,228,200
600,000	Ferro Corp.†	5,014,409	10,068,000
20,000	FMC Corp.	1,343,867	1,051,000
110,000	General Chemical Group Inc.†	365,584	6,050
181,000	H.B. Fuller Co.	5,459,279	7,352,220
130,000	International Flavors & Fragrances Inc.	7,102,417	14,207,700
400,000	OMNOVA Solutions Inc.†	1,095,242	2,996,000
11,000	Praxair Inc.	1,148,655	1,315,050
200,500	Sensient Technologies Corp.	3,992,629	13,702,170
44,000	SGL Carbon SE†	1,102,494	710,295

		33,208,307	61,320,865

Shares		Cost	Market Value
	Telecommunications — 2.1%
40,000	CenturyLink Inc.	$699,240	$1,175,200
1,466,247	Cincinnati Bell Inc.†	5,545,006	5,601,064
240,000	Deutsche Telekom AG, ADR	3,915,824	4,131,600
30,000	Hellenic Telecommunications Organization SA	435,110	252,830
25,000	Hellenic Telecommunications Organization SA, ADR	111,368	105,000
75,200	Level 3 Communications Inc.†	1,891,360	3,960,784
55,500	Loral Space & Communications Inc.†	2,161,193	3,503,160
70,000	NII Holdings Inc.†	99,112	1,400
6,000	Orange SA, ADR	63,335	92,160
120,000	Pharol SGPS SA†	184,055	52,844
250,000	Sprint Corp.†	1,364,927	1,140,000
3,007,800	Telecom Italia SpA†	1,674,788	3,816,001
175,000	Telecom Italia SpA, ADR†	1,222,253	2,226,000
46,500	Telefonica Brasil SA, ADR	911,624	647,745
267,401	Telefonica SA, ADR	3,354,218	3,797,094
1,038,510	Telephone & Data Systems Inc.	20,858,030	30,532,194
156,000	Verizon Communications Inc.	5,220,225	7,271,160
52,000	VimpelCom Ltd., ADR	664,383	258,440

		50,376,051	68,564,676

	Transportation — 0.5%
307,000	GATX Corp.	8,363,216	16,317,050
4,000	Kansas City Southern	7,317	364,800
46,000	Providence and Worcester Railroad Co.	710,155	797,640

		9,080,688	17,479,490

	Wireless Communications — 0.7%
115,000	America Movil SAB de CV, Cl. L, ADR	351,471	2,450,650
13,000	Millicom International Cellular SA	1,068,823	961,610
40,000	Millicom International Cellular SA, SDR	3,559,608	2,950,596
235,000	NTT DoCoMo Inc.	3,353,053	4,500,878
20,000	Tim Participacoes SA, ADR	148,920	327,200
58,000	T-Mobile US Inc.†	1,775,811	2,248,660
180,289	United States Cellular Corp.†	8,787,251	6,791,487
45,000	Vodafone Group plc, ADR	2,135,955	1,640,250

		21,180,892	21,871,331

	TOTAL COMMON STOCKS	1,363,034,762	3,340,850,956

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%	674,937	642,337

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Cost	Market Value
	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†	$0	$200
475,000	BioScrip Inc., expire 08/01/15†	0	0

		0	200

	TOTAL RIGHTS	0	200

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
260,000	Kinder Morgan Inc., expire 05/25/17†	299,150	702,000

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 05/14/18(a)	329,280	287,000

	TOTAL WARRANTS	628,430	989,000

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.3%
$10,520,000	U.S. Treasury Bills, 0.000% to 0.090%††, 07/23/15 to 12/24/15	$10,519,151	$10,519,197

	TOTAL INVESTMENTS — 100.0%	$1,374,857,280	3,353,001,690

	Other Assets and Liabilities (Net) — (0.0)%		(1,220,847)

	NET ASSETS — 100.0%		$3,351,780,843

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the market value of the Rule 144A security amounted to $ 287,000 or 0.01% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $1,374,857,280)	$3,353,001,690
Cash	11,990
Receivable for investments sold	3,076,001
Receivable for Fund shares sold	2,983,190
Dividends receivable	4,506,958
Prepaid expenses	72,675

Total Assets	3,363,652,504

Liabilities:
Foreign currency payable to custodian, at value (cost $18,987)	19,070
Payable for investments purchased	1,419,382
Payable for Fund shares redeemed	6,383,413
Payable for investment advisory fees	2,816,680
Payable for distribution fees	698,301
Payable for accounting fees	11,250
Other accrued expenses	523,565

Total Liabilities	11,871,661

Net Assets
(applicable to 50,779,559 shares outstanding)	$3,351,780,843

Net Assets Consist of:
Paid-in capital	$1,144,182,126
Accumulated net investment income	6,403,664
Accumulated net realized gain on investments and foreign currency transactions	223,058,735
Net unrealized appreciation on investments	1,978,144,410
Net unrealized depreciation on foreign currency translations	(8,092)

Net Assets	$3,351,780,843

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,749,356,583 ÷ 41,563,048 shares outstanding)	$66.15
Class A:
Net Asset Value and redemption price per share ($98,809,111 ÷ 1,505,567 shares outstanding)	$65.63
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$69.63
Class C:
Net Asset Value and offering price per share ($118,900,103 ÷ 1,896,560 shares outstanding)	$62.69	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($384,715,046 ÷ 5,814,384 shares outstanding)	$66.17

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $869,858)	$30,663,777
Interest	1,190

Total Investment Income	30,664,967

Expenses:
Investment advisory fees	17,322,769
Distribution fees - Class AAA	3,546,598
Distribution fees - Class A	131,814
Distribution fees - Class C	613,112
Shareholder services fees	1,130,792
Custodian fees	206,545
Shareholder communications expenses	169,610
Trustees’ fees	93,249
Registration expenses	54,485
Legal and audit fees	39,975
Accounting fees	22,500
Interest expense	5,552
Miscellaneous expenses	91,607

Total Expenses	23,428,608

Less:
Expenses paid indirectly by broker (See Note 6)	(5,631)

Net Expenses.	23,422,977

Net Investment Income	7,241,990

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	238,538,664
Net realized loss on foreign currency transactions	(31,644)

Net realized gain/(loss) on investments and foreign currency transactions	238,507,020

Net change in unrealized appreciation/depreciation:
on investments	(204,327,426)
on foreign currency translations	25,675

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(204,301,751)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	34,205,269

Net Increase in Net Assets Resulting from Operations	$41,447,259

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations:
Net investment income	$7,241,990	$10,264,132
Net realized gain/(loss) on investments and foreign currency transactions	238,507,020	168,126,750
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(204,301,751)	(3,162,106)

Net Increase in Net Assets Resulting from Operations	41,447,259	175,228,776

Distributions to Shareholders:
Net investment income
Class AAA	—	(7,793,167)
Class A	—	(284,645)
Class I	—	(1,943,556)

	—	(10,021,368)

Net realized gain
Class AAA	—	(131,714,250)
Class A	—	(4,863,285)
Class C	—	(5,760,680)
Class I	—	(16,424,258)

	—	(158,762,473)

Total Distributions to Shareholders	—	(168,783,841)

Shares of Beneficial Interest Transactions:
Class AAA	(293,803,142)	(175,884,837)
Class A	(12,954,418)	(2,912,954)
Class C	(7,701,817)	21,621,114
Class I	2,634,163	96,899,371

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(311,825,214)	(60,277,306)

Redemption Fees	3,490	4,604

Net Decrease in Net Assets.	(270,374,465)	(53,827,767)
Net Assets:
Beginning of year	3,622,155,308	3,675,983,075

End of period (including undistributed net investment income of $6,403,664 and $0, respectively)	$3,351,780,843	$3,622,155,308

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses	Portfolio Turnover Rate
Class AAA
2015(c)	$65.39	$ 0.14	$ 0.62	$ 0.76	—	—	—	$0.00	$66.15	1.2%	$2,749,357	0.41%(d)	1.35%(d)(e)	2%
2014	65.31	0.19	3.04	3.23	$(0.17)	$(2.98)	$(3.15)	0.00	65.39	4.9	3,011,541	0.28	1.35	5
2013	51.87	0.21	16.42	16.63	(0.20)	(2.99)	(3.19)	0.00	65.31	32.4	3,178,406	0.35	1.35	7
2012	47.60	0.50	7.10	7.60	(0.52)	(2.81)	(3.33)	0.00	51.87	16.0	2,487,368	0.97	1.38	4
2011	48.93	0.19	(0.41)	(0.22)	(0.18)	(0.93)	(1.11)	0.00	47.60	(0.4)	2,527,218	0.39	1.37	8
2010	40.21	0.15	9.13	9.28	(0.15)	(0.41)	(0.56)	0.00	48.93	23.1	2,571,513	0.35	1.38	7
Class A
2015(c)	$64.88	$ 0.13	$ 0.62	$ 0.75	—	—	—	$0.00	$65.63	1.2%	$ 98,809	0.41%(d)	1.35%(d)(e)	2%
2014	64.82	0.19	3.02	3.21	$(0.17)	$(2.98)	$(3.15)	0.00	64.88	4.9	110,428	0.28	1.35	5
2013	51.52	0.20	16.32	16.52	(0.23)	(2.99)	(3.22)	0.00	64.82	32.4	112,707	0.33	1.35	7
2012	47.30	0.50	7.05	7.55	(0.52)	(2.81)	(3.33)	0.00	51.52	16.0	74,713	0.98	1.38	4
2011	48.65	0.21	(0.42)	(0.21)	(0.21)	(0.93)	(1.14)	0.00	47.30	(0.4)	66,330	0.43	1.37	8
2010	40.01	0.15	9.07	9.22	(0.17)	(0.41)	(0.58)	0.00	48.65	23.0	23,280	0.34	1.38	7
Class C
2015(c)	$62.21	$(0.10)	$ 0.58	$ 0.48	—	—	—	$0.00	$62.69	0.8%	$ 118,900	(0.33)%(d)	2.10%(d)(e)	2%
2014	62.58	(0.30)	2.91	2.61	—	$(2.98)	$(2.98)	0.00	62.21	4.1	125,548	(0.47)	2.10	5
2013	50.01	(0.24)	15.80	15.56	—	(2.99)	(2.99)	0.00	62.58	31.4	104,620	(0.41)	2.10	7
2012	46.05	0.13	6.82	6.95	$(0.18)	(2.81)	(2.99)	0.00	50.01	15.1	54,546	0.27	2.13	4
2011	47.53	(0.15)	(0.40)	(0.55)	—	(0.93)	(0.93)	0.00	46.05	(1.1)	41,146	(0.32)	2.12	8
2010	39.25	(0.17)	8.86	8.69	—	(0.41)	(0.41)	0.00	47.53	22.1	17,240	(0.40)	2.13	7
Class I
2015(c)	$65.33	$ 0.22	$ 0.62	$ 0.84	—	—	—	$0.00	$66.17	1.3%	$ 384,715	0.68%(d)	1.10%(d)(e)	2%
2014	65.25	0.35	3.06	3.41	$(0.35)	$(2.98)	$(3.33)	0.00	65.33	5.2	374,638	0.52	1.10	5
2013	51.82	0.36	16.42	16.78	(0.36)	(2.99)	(3.35)	0.00	65.25	32.7	280,250	0.60	1.10	7
2012	47.56	0.67	7.06	7.73	(0.66)	(2.81)	(3.47)	0.00	51.82	16.3	159,366	1.30	1.13	4
2011	48.90	0.34	(0.44)	(0.10)	(0.31)	(0.93)	(1.24)	0.00	47.56	(0.2)	94,896	0.69	1.12	8
2010	40.18	0.27	9.11	9.38	(0.25)	(0.41)	(0.66)	0.00	48.90	23.4	38,532	0.62	1.13	7

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2015, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2015, there was no impact to the expense ratios.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$53,279,083	$464,380	—	$53,743,463
Airlines	798,700	135,000	—	933,700
Consumer Products	148,092,411	—	$30	148,092,441
Energy and Utilities	151,040,505	—	0	151,040,505
Manufactured Housing and Recreational Vehicles	2,502,780	409,000	—	2,911,780
Specialty Chemicals	61,314,815	6,050	—	61,320,865
Telecommunications	68,205,446	357,830	1,400	68,564,676
Other Industries (a)	2,854,243,526	—	—	2,854,243,526
Total Common Stocks	3,339,477,266	1,372,260	1,430	3,340,850,956
Preferred Stocks (a)	642,337	—	—	642,337
Rights (a)	—	—	200	200
Warrants (a)	702,000	287,000	—	989,000
U.S. Government Obligations	—	10,519,197	—	10,519,197

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the six months ended June 30, 2015, the Fund held no investments in forward foreign exchange contracts.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no restricted securities as of June 30, 2015.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to tax equalization utilized during the year. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2014 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$16,845,274
Net long term capital gains	151,938,567

Total distributions paid	$168,783,841

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2015:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,389,058,797	$2,036,897,196	$(72,954,303)	$1,963,942,893

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2015 the Fund did not incur any income tax, interest, or penalties. As of June 30, 2015, the Adviser has reviewed all open tax years and concluded that there was no impact to

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receive $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2015, other than short term securities and U.S. Government obligations, aggregated $74,421,090 and $384,032,370, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2015, the Fund paid brokerage commissions on security trades of $132,121 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $18,517 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed broker arrangement during this period was $5,631.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2015, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $987,000 under which it may borrow up to 1.15% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

be included in “Interest expense” in the Statement of Operations. At June 30, 2015, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2015 was $245,972 with a weighted average interest rate of 1.15%. The maximum amount borrowed at any time during the six months ended June 30, 2015 was $8,738,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2015 and the year ended December 31, 2014, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	649,626	$42,756,155	2,368,680	$155,780,233
Shares issued upon reinvestment of distributions	—	—	2,006,968	132,961,681
Shares redeemed	(5,139,291)	(336,559,297)	(6,987,657)	(464,626,751)

Net decrease	(4,489,665)	$(293,803,142)	(2,612,009)	$(175,884,837)

Class A
Shares sold	132,414	$8,632,284	456,487	$29,838,398
Shares issued upon reinvestment of distributions	—	—	63,721	4,188,403
Shares redeemed	(328,922)	(21,586,702)	(556,902)	(36,939,755)

Net decrease	(196,508)	$(12,954,418)	(36,694)	$(2,912,954)

Class C
Shares sold	126,590	$7,865,575	577,068	$36,271,599
Shares issued upon reinvestment of distributions	—	—	68,953	4,346,098
Shares redeemed	(248,272)	(15,567,392)	(299,658)	(18,996,583)

Net increase/(decrease)	(121,682)	$(7,701,817)	346,363	$21,621,114

Class I
Shares sold	1,421,950	$90,922,569	2,548,131	$170,962,006
Shares issued upon reinvestment of distributions	—	—	248,099	16,419,180
Shares redeemed	(1,342,260)	(88,288,406)	(1,356,223)	(90,481,815)

Net increase	79,690	$2,634,163	1,440,007	$96,899,371

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 12, 2015, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund against a peer group of multi-cap core funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the fourth quartile of the funds in its category for the one year and three year periods and the second quartile for the five year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of multi-cap and core value funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

This page was intentionally left blank.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment

Officer,

Financial Security Assurance

Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q215SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	09/02/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	09/02/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	09/02/2015

* Print the name and title of each signing officer under his or her signature.